Intangible assets, net	12 Months Ended
Dec. 31, 2018
Intangible assets, net
Intangible assets, net

13.Intangible assets, net

Intangible assets, net consist of the following:

	As of December 31, 2017
	Weighted-
	Average	Gross			Net
	Amortization	Carrying	Accumulated	Impairment	Carrying
	Period	Amount	Amortization	Amount	Amount
	Year	RMB	RMB	RMB	RMB
Strategic Cooperation	5.0	6,075,289	(4,563,957)	—	1,511,332
Non-compete	8.0	2,467,005	(885,390)	—	1,581,615
Technology	6.5	754,560	(168,051)	(69,922)	516,587
Domain names and trademark	19.5	3,250,789	(278,372)	(27,124)	2,945,293
Others	5.6	286,108	(88,555)	(59,663)	137,890
Total	9.3	12,833,751	(5,984,325)	(156,709)	6,692,717

	As of December 31, 2018
	Weighted-
	Average	Gross			Net
	Amortization	Carrying	Accumulated	Impairment	Carrying
	Period	Amount	Amortization	Amount	Amount
	Year	RMB	RMB	RMB	RMB
Strategic Cooperation	5.0	6,075,289	(5,779,015)	—	296,274
Non-compete	8.0	2,467,005	(1,194,067)	—	1,272,938
Technology	6.6	802,221	(271,698)	(69,922)	460,601
Domain names and trademark	19.3	3,305,413	(453,423)	(27,124)	2,824,866
Others	5.6	363,678	(131,572)	(75,079)	157,027
Total	9.3	13,013,606	(7,829,775)	(172,125)	5,011,706

Amortization expenses for intangible assets were RMB1,620,675,  RMB1,798,246 and RMB1,845,450 for the years ended December 31, 2016, 2017 and 2018, respectively. The Group recorded an impairment charge of nil,  nil and RMB15,416 for the years ended December 31, 2016, 2017 and 2018, respectively.

As of December 31, 2018, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

	For the year ending December 31,
						2024 and
	2019	2020	2021	2022	2023	thereafter
	RMB	RMB	RMB	RMB	RMB	RMB
Amortization expenses	930,990	624,849	614,610	455,693	337,344	2,048,220